Interim Condensed Consolidated Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands		Ordinary Shares [Member]		Additional paid in capital [Member]	Accumulated Deficit [Member]	Total
Beginning balance at Dec. 31, 2024		$ 0	[1],[2]	$ 116,160	$ (102,623)	$ 13,537
Beginning balance (In shares) at Dec. 31, 2024	[1],[2]	377,132,220
Share-based compensation		$ 0	[1],[2]	166	0	166
Issuance of shares		$ 0	[1],[2]	13	0	13
Issuance of shares (in shares)	[1],[2]	124,240
Net loss for the period		$ 0	[1],[2]	0	(3,323)	(3,323)
Ending balance at Mar. 31, 2025		$ 0	[1],[2]	116,339	(105,946)	10,393
Ending balance (in shares) at Mar. 31, 2025	[1],[2]	377,256,460
Beginning balance at Dec. 31, 2024		$ 0	[1],[2]	116,160	(102,623)	13,537
Beginning balance (In shares) at Dec. 31, 2024	[1],[2]	377,132,220
Net loss for the period						(5,380)
Ending balance at Jun. 30, 2025		$ 0	[1],[2]	117,702	(108,003)	9,699
Ending balance (in shares) at Jun. 30, 2025	[1],[2]	413,851,140
Beginning balance at Mar. 31, 2025		$ 0	[1],[2]	116,339	(105,946)	10,393
Beginning balance (In shares) at Mar. 31, 2025	[1],[2]	377,256,460
Share-based compensation		$ 0	[1],[2]	79	0	79
Exercise of options		$ 0	[1],[2]	2	0	2
Exercise of options (in shares)	[1],[2]	62,500
Exercise of Prefunded warrants		$ 0	[1],[2]	0	0	0
Exercise of Prefunded warrants (in shares)	[1],[2]	16,194,340
Issuance of shares		$ 0	[1],[2]	1,282	0	1,282
Issuance of shares (in shares)	[1],[2]	20,337,840
Net loss for the period		$ 0	[1],[2]	0	(2,057)	(2,057)
Ending balance at Jun. 30, 2025		$ 0	[1],[2]	117,702	(108,003)	9,699
Ending balance (in shares) at Jun. 30, 2025	[1],[2]	413,851,140
Beginning balance at Dec. 31, 2025		$ 0	[1],[2]	123,952	(111,618)	12,334	[1]
Beginning balance (In shares) at Dec. 31, 2025	[1],[2]	575,381,320
Share-based compensation		$ 0	[1],[2]	134	0	134
Exercise of RSA’s		$ 0	[1],[2]	0	0	0
Exercise of RSA’s (in shares)	[1],[2]	648,880
Net loss for the period		$ 0	[1],[2]	0	(1,773)	(1,773)
Ending balance at Mar. 31, 2026		$ 0	[1],[2]	124,086	(113,391)	10,695
Ending balance (in shares) at Mar. 31, 2026	[1],[2]	576,030,200
Beginning balance at Dec. 31, 2025		$ 0	[1],[2]	123,952	(111,618)	12,334	[1]
Beginning balance (In shares) at Dec. 31, 2025	[1],[2]	575,381,320
Net loss for the period						(3,938)
Ending balance at Jun. 30, 2026		$ 0	[1],[2]	124,241	(115,556)	8,685	[1]
Ending balance (in shares) at Jun. 30, 2026	[1],[2]	579,648,600
Beginning balance at Mar. 31, 2026		$ 0	[1],[2]	124,086	(113,391)	10,695
Beginning balance (In shares) at Mar. 31, 2026	[1],[2]	576,030,200
Share-based compensation		$ 0	[1],[2]	87	0	87
Issuance of shares		$ 0	[1],[2]	68	0	68
Issuance of shares (in shares)	[1],[2]	2,780,800
Exercise of RSA’s		$ 0	[1],[2]	0	0	0
Exercise of RSA’s (in shares)	[1],[2]	837,600
Net loss for the period		$ 0	[1],[2]	0	(2,165)	(2,165)
Ending balance at Jun. 30, 2026		$ 0	[1],[2]	$ 124,241	$ (115,556)	$ 8,685	[1]
Ending balance (in shares) at Jun. 30, 2026	[1],[2]	579,648,600

[1]	1 American Depositary Share (ADS) represents 80 Ordinary Shares
[2]	Ordinary shares no par value